LEASES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
LEASES
Schedule of maturity of Operating Lease liability
Maturity of Operating Lease Liability
2026	181,753
2027	218,637
2028	156,745
2029 and thereafter	202,251
Total undiscounted operating lease payments	$759,386
Less: Imputed interest	(88,876)
Present value of operating lease liabilities	$670,510

Maturity of Operating Lease Liability
2025	235,009
2026	210,091
2027	150,950
2028	24,371
2029 and thereafter	170,391
Total undiscounted operating lease payments	$790,902
Less: Imputed interest	(95,786)
Present value of operating lease liabilities	$695,116

Schedule of maturity of finance lease liability
Maturity of Lease Liability
2026	10,357
Total undiscounted finance lease payments	$10,357
Less: Imputed interest	(373)
Present value of finance lease liabilities	$10,164

Maturity of Lease Liability
2025	11,986
2026	3,447
Total undiscounted finance lease payments	$15,433
Less: Imputed interest	(550)
Present value of finance lease liabilities	$14,883